RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			6 Months Ended
	Oct. 02, 2020	Jul. 15, 2020	Dec. 31, 2020
Class B Ordinary Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Common shares, shares issued (in shares)			5,993,658
Common shares, shares outstanding (in shares)			5,993,658
Class B Ordinary Shares | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Consideration received		$ 25,000
Shares issued		6,468,750
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Number of shares forfeited	475,092
Common shares, shares issued (in shares)	5,993,658
Common shares, shares outstanding (in shares)	5,993,658
Class B Ordinary Shares | Sponsor | Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		843,750
Class A Ordinary Shares
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)			1,354,414
Common shares, shares outstanding (in shares)			1,354,414
Class A Ordinary Shares | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days
Class A Ordinary Shares | Sponsor | Founder Shares | Maximum [Member]
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days